Notes Payable (Schedule of Notes Payable) (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	9 Months Ended		12 Months Ended
	Feb. 29, 2012	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Notes Payable and accrued interest
Beginning balance
Issuances of notes payable and warrants	1,500	1,500
Issuances of warrants upon amendments
Accrued interest		138
Payments		(200)
Amortization of discount to interest expense
Ending balance		1,438
Discount
Beginning balance
Issuances of notes payable and warrants		(1,651)
Issuances of warrants upon amendments		(910)
Payments
Amortization of discount to interest expense		2,324			1,578
Ending balance		(237)
Notes Payable and accrued interest, net
Beginning balance
Issuances of notes payable and warrants		(151)
Issuances of warrants upon amendments		(910)
Accrued interest		138
Payments on notes payable		200
Amortization of discount to interest expense		2,324
Ending balance		$ 1,201